Capital Management (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios
The Bank’s regulatory capital ratios were as follows:

As at October 31 ($ millions)	2022	2021

Capital (1)
Common Equity Tier 1 capital	$53,081	$51,010
Net Tier 1 capital	61,262	57,915
Total regulatory capital	70,710	66,101
Total loss absorbing capacity (TLAC) (2)	126,565	115,681
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)	$462,448	$416,105
Leverage exposures (3)	1,445,619	1,201,766
Regulatory ratios (1)
Common Equity Tier 1 capital ratio	11.5%	12.3%
Tier 1 capital ratio	13.2%	13.9%
Total capital ratio	15.3%	15.9%
Total loss absorbing capacity ratio (2)	27.4%	27.8%
Leverage ratio (3)	4.2%	4.8%
Total loss absorbing capacity leverage ratio (2)	8.8%	9.6%

(1)	This measure has been disclosed in this document in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2018).
(2)
This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018). Results for October 31, 2021 are shown for comparative purposes and were not a regulatory requirement.

(3)	This measure has been disclosed in this document in accordance with OSFI Guideline – Leverage Requirements (November 2018).